REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of group's Preferred Shares activities

The Group’s Preferred Shares activities for the years ended December 31, 2018, 2019 ,2020 are summarized below:

	Series A Preferred Shares		Series A-1 Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C-1 Preferred Shares
	No. of	Amount in	No. of	Amount in	No. of	Amount in	No. of	Amount in	No. of	Amount in
	shares	HK$	shares	HK$	shares	HK$	shares	HK$	shares	HK$
Balances at December 31, 2018	125,000,000	68,072,045	23,437,500	14,586,871	88,423,500	282,627,380	128,844,812	777,835,453	12,225,282	107,351,218
Preferred Shares redemption value accretion	—	604,779	—	129,595	—	2,591,909	—	7,893,436	—	1,089,395
Conversion and redesignation of Preferred Shares	(125,000,000)	(68,676,824)	(23,437,500)	(14,716,466)	(88,423,500)	(285,219,289)	(128,844,812)	(785,728,889)	(12,225,282)	(108,440,613)
Balances at December 31, 2019	—	—	—	—	—	—	—	—	—	—
Balances at December 31, 2020	—	—	—	—	—	—	—	—	—	—